Loans - Summary of Average Net Investment in Impaired Loans and Interest Income Recognized and Received on Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 7,220	$ 8,315
Interest Income Recognized	335	370
Interest Income Received	440	467
One-to Four-Family Residential Real Estate Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,552	2,273
Interest Income Recognized	34	68
Interest Income Received	66	99
Commercial Real Estate Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	4,699	4,924
Interest Income Recognized	301	300
Interest Income Received	322	326
Multi-Family Real Estate Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	142	230
Interest Income Received	17	9
Land and Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	102	167
Interest Income Recognized		2
Interest Income Received	2	4
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	725	721
Interest Income Received	$ 33	$ 29